Pay vs Performance Disclosure - USD ($)	7 Months Ended	12 Months Ended				41 Months Ended
	Jul. 19, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary	Summary			Average		Value of Initial Fixed $100
	Compensation	Compensation			Summary	Average	Investment Based On:
	Table	Table	Compensation	Compensation	Compensation	Compensation		Peer
	Total	Total	Actually	Actually	Table Total	Actually		Group
	for	for	Paid to	Paid to	for	Paid to	Total	Total	Net	Operating
	First	Second	First	Second	Non-PEO	Non-PEO	Shareholder	Shareholder	Income	Income
Year	PEO	PEO	PEO	PEO	NEOs	NEOs	Return	Return	(Millions)	(Millions)
(a)	(b)(1)	(b)(2)	(c)(3)	(c)(4)	(d)(5)	(e)(6)	(f)(7)	(g)(8)	(h)(9)	(i)(10)
	$	$	$	$	$	$	$	$	$	$

2023	5,678,799	N/A	4,082,621	N/A	1,810,735	1,849,106	84.84	122.32	227	(87)
2022	5,375,311	N/A	4,366,995	N/A	1,854,999	1,938,756	89.49	132.83	582	657
2021	5,653,886	N/A	4,243,843	N/A	2,284,297	1,785,252	93.07	119.61	571	458
2020	4,104,135	3,234,300	2,939,282	1,548,910	2,984,015	1,995,859	71.51	103.50	283	245

(1)	R. Steer was appointed to President and Chief Executive Officer on July 20, 2020. The dollar amounts reported in column (b) with respect to the First PEO are the amounts of total compensation reported for R. Steer (our current President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation and Other Information – Summary Compensation Table.”

(2)	The dollar amount reported in column (b) with respect to the Second PEO is the amount of total compensation reported for Steven J. Bresky (our former President and Chief Executive Officer) for the corresponding year in the “Total” column of the Summary Compensation Table. S. Bresky passed away in July 2020 and his annual salary and bonus for 2020 were prorated for his tenure as President and Chief Executive Officer in 2020.

(3)	The dollar amounts reported in column (c) with respect to the First PEO represent the amount of “compensation actually paid” to R. Steer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to R. Steer during the applicable years. The pension benefit adjustments only include average service cost. There was no prior service cost. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to R. Steer’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for First PEO	Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings	Pension Benefit Adjustments	Compensation Actually Paid to First PEO
	$	$	$	$
2023	5,678,799	(1,625,253)	29,075	4,082,621
2022	5,375,311	(1,045,695)	37,379	4,366,995
2021	5,653,886	(1,447,513)	37,470	4,243,843
2020	4,104,135	(1,199,183)	34,330	2,939,282

(4)	The dollar amount reported in column (c) with respect to the Second PEO represent the amount of “compensation actually paid” to S. Bresky, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to S. Bresky during the applicable year. The pension benefit adjustments only include average service cost. There was no prior service cost. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to S. Bresky’s total compensation for 2020 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Second PEO	Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings	Pension Benefit Adjustments	Compensation Actually Paid to Second PEO
	$	$	$	$
2020	3,234,300	(1,711,634)	26,244	1,548,910

(5)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding R. Steer and S. Bresky, who each served as President and Chief Executive Officer during the periods stated above) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the Named Executive Officers (excluding R. Steer and S. Bresky) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, D. Rankin, E. Gonzalez, P. Brown, and J. Bresky; (ii) for 2022, D. Rankin, E. Gonzalez, David M. Dannov (former President and Chief Executive Officer of Seaboard Overseas and Trading Group) and P. Brown; (iii) for 2021, D. Rankin, E. Gonzalez, D. Dannov (former President and Chief Executive Officer of Seaboard Overseas and Trading Group) and P. Brown and (iv) for 2020, D. Rankin, E. Gonzalez, D. Dannov (former President and Chief Executive Officer of Seaboard Overseas and Trading Group) and Darwin E. Sand (former President and Chief Executive Officer of Seaboard Foods).

(6)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Company’s Named Executive Officers as a group (excluding R. Steer and S. Bresky), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not represent the actual average amount of compensation earned or paid to the Named Executive Officers as a group (excluding R. Steer and S. Bresky) during the applicable years. The pension benefit adjustments only include average service cost. There was no prior service cost. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Named Executive Officers as a group (excluding R. Steer and S. Bresky) for each year to determine the compensation actually paid, using the same methodology described in Notes 3 and 4 above.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
	$	$	$	$
2023	1,810,735	(35,184)	73,555	1,849,106
2022	1,854,999	(44,126)	127,883	1,938,756
2021	2,284,297	(608,999)	109,954	1,785,252
2020	2,984,015	(1,150,234)	162,078	1,995,859

(7)	The cumulative total shareholder return (“TSR”) values set forth in column (f) are calculated by dividing the sum of the cumulative amount of dividends for the measurement period and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(8)	The values set forth in column (g) represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry indices: the Dow Jones U.S. Food Products and Dow Jones U.S. Marine Transportation Industry.
(9)	The dollar amounts reported in column (h) represent the amount of net income reflected in the Company’s audited financial statements for the applicable years.
(10)	The Company has determined that Operating Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s Named Executive Officers, for the most recently completed fiscal year, to Company performance. The dollar amounts reported in column (i) represent the amount of operating income reflected in the Company’s audited financial statements for the applicable years.

Company Selected Measure Name		Operating Income
Named Executive Officers, Footnote

(2)	The dollar amount reported in column (b) with respect to the Second PEO is the amount of total compensation reported for Steven J. Bresky (our former President and Chief Executive Officer) for the corresponding year in the “Total” column of the Summary Compensation Table. S. Bresky passed away in July 2020 and his annual salary and bonus for 2020 were prorated for his tenure as President and Chief Executive Officer in 2020.

Year	Reported Summary Compensation Table Total for Second PEO	Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings	Pension Benefit Adjustments	Compensation Actually Paid to Second PEO
	$	$	$	$
2020	3,234,300	(1,711,634)	26,244	1,548,910

	Summary	Summary			Average		Value of Initial Fixed $100
	Compensation	Compensation			Summary	Average	Investment Based On:
	Table	Table	Compensation	Compensation	Compensation	Compensation		Peer
	Total	Total	Actually	Actually	Table Total	Actually		Group
	for	for	Paid to	Paid to	for	Paid to	Total	Total	Net	Operating
	First	Second	First	Second	Non-PEO	Non-PEO	Shareholder	Shareholder	Income	Income
Year	PEO	PEO	PEO	PEO	NEOs	NEOs	Return	Return	(Millions)	(Millions)
(a)	(b)(1)	(b)(2)	(c)(3)	(c)(4)	(d)(5)	(e)(6)	(f)(7)	(g)(8)	(h)(9)	(i)(10)
	$	$	$	$	$	$	$	$	$	$

2023	5,678,799	N/A	4,082,621	N/A	1,810,735	1,849,106	84.84	122.32	227	(87)
2022	5,375,311	N/A	4,366,995	N/A	1,854,999	1,938,756	89.49	132.83	582	657
2021	5,653,886	N/A	4,243,843	N/A	2,284,297	1,785,252	93.07	119.61	571	458
2020	4,104,135	3,234,300	2,939,282	1,548,910	2,984,015	1,995,859	71.51	103.50	283	245

(1)	R. Steer was appointed to President and Chief Executive Officer on July 20, 2020. The dollar amounts reported in column (b) with respect to the First PEO are the amounts of total compensation reported for R. Steer (our current President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation and Other Information – Summary Compensation Table.”

Peer Group Issuers, Footnote
(8)	The values set forth in column (g) represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry indices: the Dow Jones U.S. Food Products and Dow Jones U.S. Marine Transportation Industry.

Adjustment To PEO Compensation, Footnote
(4)	The dollar amount reported in column (c) with respect to the Second PEO represent the amount of “compensation actually paid” to S. Bresky, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to S. Bresky during the applicable year. The pension benefit adjustments only include average service cost. There was no prior service cost. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to S. Bresky’s total compensation for 2020 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Second PEO	Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings	Pension Benefit Adjustments	Compensation Actually Paid to Second PEO
	$	$	$	$
2020	3,234,300	(1,711,634)	26,244	1,548,910

(3)	The dollar amounts reported in column (c) with respect to the First PEO represent the amount of “compensation actually paid” to R. Steer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to R. Steer during the applicable years. The pension benefit adjustments only include average service cost. There was no prior service cost. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to R. Steer’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for First PEO	Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings	Pension Benefit Adjustments	Compensation Actually Paid to First PEO
	$	$	$	$
2023	5,678,799	(1,625,253)	29,075	4,082,621
2022	5,375,311	(1,045,695)	37,379	4,366,995
2021	5,653,886	(1,447,513)	37,470	4,243,843
2020	4,104,135	(1,199,183)	34,330	2,939,282

Non-PEO NEO Average Total Compensation Amount		$ 1,810,735	$ 1,854,999	$ 2,284,297	$ 2,984,015
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,849,106	1,938,756	1,785,252	1,995,859
Adjustment to Non-PEO NEO Compensation Footnote

(6)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Company’s Named Executive Officers as a group (excluding R. Steer and S. Bresky), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not represent the actual average amount of compensation earned or paid to the Named Executive Officers as a group (excluding R. Steer and S. Bresky) during the applicable years. The pension benefit adjustments only include average service cost. There was no prior service cost. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Named Executive Officers as a group (excluding R. Steer and S. Bresky) for each year to determine the compensation actually paid, using the same methodology described in Notes 3 and 4 above.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
	$	$	$	$
2023	1,810,735	(35,184)	73,555	1,849,106
2022	1,854,999	(44,126)	127,883	1,938,756
2021	2,284,297	(608,999)	109,954	1,785,252
2020	2,984,015	(1,150,234)	162,078	1,995,859

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid and Cumulative TSR:
Compensation Actually Paid vs. Net Income		Compensation Actually Paid and Net Income:
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid and Operating Income:
Total Shareholder Return Vs Peer Group		Company TSR and Peer Group TSR:
Total Shareholder Return Amount		$ 84.84	89.49	93.07	71.51
Peer Group Total Shareholder Return Amount		122.32	132.83	119.61	103.50
Net Income (Loss)		$ 227,000,000	$ 582,000,000	$ 571,000,000	$ 283,000,000
Company Selected Measure Amount		(87,000,000)	657,000,000	458,000,000	245,000,000
Measure:: 1
Pay vs Performance Disclosure
Name		Operating Income
Measure:: 2
Pay vs Performance Disclosure
Non-GAAP Measure Description

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
	$	$	$	$
2023	1,810,735	(35,184)	73,555	1,849,106
2022	1,854,999	(44,126)	127,883	1,938,756
2021	2,284,297	(608,999)	109,954	1,785,252
2020	2,984,015	(1,150,234)	162,078	1,995,859

First PEO
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 5,678,799	$ 5,375,311	$ 5,653,886	$ 4,104,135
PEO Actually Paid Compensation Amount		$ 4,082,621	4,366,995	4,243,843	2,939,282
PEO Name		R. Steer
First PEO | Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,625,253)	(1,045,695)	(1,447,513)	(1,199,183)
First PEO | Pension Benefit Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		29,075	37,379	37,470	34,330
Second PEO
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,234,300
PEO Actually Paid Compensation Amount					1,548,910
Second PEO | Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,711,634)
Second PEO | Pension Benefit Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					26,244
Non-PEO NEO | Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(35,184)	(44,126)	(608,999)	(1,150,234)
Non-PEO NEO | Pension Benefit Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 73,555	$ 127,883	$ 109,954	$ 162,078